Equity Plans - Share Based Compensation (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock reserved for issuance for stock options and restricted stock awards (in shares)	160.2
Number of shares subject to outstanding awards (in shares)	83.8
Number of shares available for future awards (in shares)	76.4
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of shares outstanding (in shares)	95.7
Number of shares granted (in shares)	17.8
Number of shares excercised (in shares)	(22.8)
Number of shares cancelled or expired (in shares)	(19.9)
Number of shares outstanding (in shares)	70.8	95.7
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price per share for options outstanding (in dollars per share)	$ 8.42
Weighted average exercise price per share for options granted (in dollars per share)	$ 6.62
Weighted average exercise price per share for options exercised (in dollars per share)	$ 6.60
Weighted average exercise price per share for options cancelled or expired (in dollars per share)	$ 12.47
Weighted average exercise price per share for options outstanding (in dollars per share)	$ 7.41	$ 8.42
Share-based Compensation Arrangement by Share-based Payment Award Options, Outstanding, Additiona Disclosures [Abstract]
Weighted average remaining contractual term for options outstanding at August 29, 2013 (in years)	3 years 3 months
Aggregated intrinsic value for options outstanding at August 29, 2013	$ 439
Options exercisable at August 29, 2013 (in shares)	31.2
Weighted average exercise price per share for options exerciasble at August 29, 2013 (in dollars per share)	$ 8.21
Weighted average remaining contractual term for options exercisable at August 29, 2013 (in years)	1 year 10 months
Aggregated intrinsic value for options exercisable at August 29, 2013	170
Options expected to vest after August 29, 2013 (in shares)	37.6
Weighted average exercise price per share for options expected to vest after August 29, 2013 (in dollars per share)	$ 6.78
Weighted average remaining contractual term for options expected to vest after August 29, 2013 (in years)	4 years 5 months
Aggregated intrinsic value for options expected to vest after August 29, 2013	255
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Weighted-average grant-date fair values per share of options granted during period (in dollars per share)	$ 3.34	$ 3.18	$ 4.46
Total intrinsic value for option exercised	103	6	35
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair Value Assumptions, Method Used	Black-Scholes
Average expected life (in years)	5 years 1 month	5 years 1 month	5 years 1 month
Weighted-average expected volatility (in hundredths)	59.00%	66.00%	56.00%
Weighted-average risk-free interest rate (in hundredths)	0.70%	0.90%	1.80%
Restricted Stock Awards activity
Number of Shares - Outstanding (in shares)	9.4
Number of Shares - Granted (in shares)	6.6
Number of Shares - Restrictions lapsed (in shares)	(2.5)
Number of Shares - Cancelled (in shares)	(0.5)
Number of Shares - Outstanding (in shares)	13.0	9.4
Restricted awards expected to vest after August 29, 2013 (in shares)	11.9
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted Average Grant Date Fair Value Per Share - Outstanding (in dollars per share)	$ 6.87
Weighted Average Grant Date Fair Value Per Share - Granted (in dollars per share)	$ 6.23	$ 5.43	$ 8.72
Weighted Average Grant Date Fair Value Per Share - Restrictions lapsed (in dollars per share)	$ 7.06
Weighted Average Grant Date Fair Value Per Share - Cancelled (in dollars per share)	$ 7.29
Weighted Average Grant Date Fair Value Per Share - Outstanding (in dollars per share)	$ 6.49	$ 6.87
Weighted Average Grant Date Fair Value for restricted awards expected to vest after August 29, 2013 (in dollars per share)	$ 6.41
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Aggregate fair value of awards for which restrictions lapsed	$ 17	$ 32	$ 43
Service-based awards [Member]
Restricted Stock Awards activity
Number of Shares - Granted (in shares)	5.4	3.9	4.4
Performance-based shares [Member]
Restricted Stock Awards activity
Number of Shares - Granted (in shares)	1.2	1.9	1.2
Number of Shares - Outstanding (in shares)	3.4
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option annual incremental vesting (percentage)	25.00%
General number of years from grant date until stock options expire (in years)	6 years
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option annual incremental vesting (percentage)	33.00%
General number of years from grant date until stock options expire (in years)	10 years